Operating and Capital Leases (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Summary of future minimum lease payments due under non-cancellable operating leases

As of December 31, 2012, the following summarizes future minimum lease payments due under non-cancelable operating leases for the years ended December 31,

Operating Leases
2013	$2,224
2014	1,582
2015	1,545
2016	1,422
2017	1,292
Thereafter	6,564
Total	$14,629

Schedule of rent expense for office and equipment
	2011	2012
Rent expense	$2,419	$2,007

Summary of future minimum lease payments due under capital leases	As of December 31, 2012, the following summarizes future minimum lease payments due under capital leases for the years ended December 31,
Capital Leases
2013	$745
$745